Note 23 - Shareholders' Equity - Basic and Diluted Earnings Per Share Computation (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement Line Items [Line Items]
Earnings - continuing operations	$ 446,949	$ 16,140
Dilutive impact related to the RSU plan	(1,022)
Dilutive impact related to PSU plan	(4,291)	0
Diluted earnings - continuing operations for diluted earnings per share	$ 441,636	$ 16,140
Basic weighted average common shares (in shares)	296,630	294,718
Dilutive impact of stock options (in shares)	633	1,500
Dilutive impact related to the RSU plan (in shares)	1,024	0
Diluted weighted average common shares (in shares)	298,287	296,218
Earnings per share - continuing operations:
Basic (in dollars per share)	$ 1.51	$ 0.05
Diluted (in dollars per share)	$ 1.48	$ 0.05
Net (loss) earnings from discontinued operations	$ (828,717)	$ 392,398
Basic and diluted weighted average common shares (in shares)	296,630	294,718
(Loss) earnings per share from discontinued operations - basic and diluted (in dollars per share)	$ (2.79)	$ 1.33
Net earnings (loss)	$ (381,768)	$ 408,538
Dilutive impact related to the RSU plan	(1,022)
Dilutive impact related to PSU plan	(4,291)	0
Diluted (loss) earnings	$ (381,768)	$ 408,936
Basic weighted average common shares (in shares)	296,630	294,718
Dilutive impact of stock options (in shares)	633	1,500
Dilutive impact related to the RSU plan (in shares)	1,024	0
Diluted weighted average common shares (in shares)	298,287	296,218
(Loss) earnings per share: Basic (in dollars per share)	$ (1.29)	$ 1.39
Diluted (in dollars per share)	$ (1.29)	$ 1.37
Discontinued operations [member]
Statement Line Items [Line Items]
Basic weighted average common shares (in shares)	296,630	294,718
Earnings per share - continuing operations:
Basic and diluted weighted average common shares (in shares)	296,630	294,718
Basic weighted average common shares (in shares)	296,630	294,718
Aggregate continuing and discontinued operations [member]
Statement Line Items [Line Items]
Dilutive impact related to the RSU plan	$ 0	$ 398
Dilutive impact related to PSU plan	$ 0	$ 0
Basic weighted average common shares (in shares)	296,630	294,718
Dilutive impact of stock options (in shares)	0	1,500
Dilutive impact related to the RSU plan (in shares)	0	1,193
Diluted weighted average common shares (in shares)	296,630	297,411
Earnings per share - continuing operations:
Basic and diluted weighted average common shares (in shares)	296,630	294,718
Dilutive impact related to the RSU plan	$ 0	$ 398
Dilutive impact related to PSU plan	$ 0	$ 0
Basic weighted average common shares (in shares)	296,630	294,718
Dilutive impact of stock options (in shares)	0	1,500
Dilutive impact related to the RSU plan (in shares)	0	1,193
Diluted weighted average common shares (in shares)	296,630	297,411